Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue:
Health care services	€ 3,779,673	€ 3,748,264
Health care products	1,101,781	976,258
Revenue	4,881,454	4,724,522
Costs of revenue:
Health care services	3,125,489	3,027,456
Health care products	571,987	523,415
Costs of revenue	3,697,476	3,550,871
Operating (income) expenses:
Selling, general and administrative	750,686	775,644
Research and development	43,482	47,801
Income from equity method investees	(47,833)	(28,843)
Other operating income	(141,315)	(113,499)
Other operating expense	247,568	246,535
Operating income	331,390	246,013
Other (income) expense:
Interest income	(14,978)	(15,663)
Interest expense	95,715	103,850
Income before income taxes	250,653	157,826
Income tax expense	61,045	39,511
Net income	189,608	118,315
Net income attributable to noncontrolling interests	38,387	47,356
Net income attributable to shareholders of FME AG	€ 151,221	€ 70,959
Basic earnings per share	€ 0.52	€ 0.24
Diluted earnings per share	€ 0.52	€ 0.24